Shareholder Report, Average Annual Return (Details) 195457_Monetta Young Investor Growth Fund_TF_TSR SemiAnnual {TF}	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | Monetta Young Investor Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Fund
Average Annual Return, Percent		17.65%	11.40%	14.63%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent		22.32%	13.41%	15.51%